Condensed Financial Information of the Parent Company (Details) - USD ($)													12 Months Ended
		Dec. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 21, 2024	Jun. 30, 2024	Jun. 21, 2024	Mar. 28, 2024	Jan. 31, 2024	Jan. 19, 2024	Apr. 29, 2022	Dec. 31, 2020	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Condensed Financial Information of the Parent Company [Line Items]
Preferred stock, shares authorized	[1]		100,000										100,000	100,000
Preferred stock, par value (in Dollars per share)	[1]		$ 0.001										$ 0.001	$ 0.001
Price per share (in Dollars per share)									$ 0.0001
Proceeds private placement of ordinary shares (in Dollars)													$ 980,000
Senior Unsecured Convertible Note [Member]
Condensed Financial Information of the Parent Company [Line Items]
Principal amount issued (in Dollars)					$ 1,250,000		$ 1,360,000			$ 500,000
Principal purchase price (in Dollars)							$ 1,250,000
Redemption Conversion Shares [Member]
Condensed Financial Information of the Parent Company [Line Items]
Redemption conversion shares price (in Dollars per share)			$ 0.2371	$ 0.2181		$ 0.3212							$ 0.2371
Redemption conversion shares cost (in Dollars)			$ 125,000	$ 50,000		$ 50,000
Ordinary shares [Member]
Condensed Financial Information of the Parent Company [Line Items]
Initial public offering	[2]														388,125
Parent [Member]
Condensed Financial Information of the Parent Company [Line Items]
Preferred stock, shares authorized			1,000,000										1,000,000
Preferred stock, par value (in Dollars per share)			$ 0.0001										$ 0.0001
Currently issued shares			17,718,348										17,718,348
Total number of ordinary shares outstanding			15,718,348										15,718,348
Ordinary share surrender												27,175,000
Gross proceeds (in Dollars)											$ 15,525,000
Additional paid-in capital (in Dollars)											12,408,634
Issuance price per share (in Dollars per share)								$ 0.0001
Parent [Member] | Mr. Xiaohong Yin [Member]
Condensed Financial Information of the Parent Company [Line Items]
Ownership percentage			6.12%										6.12%
Parent [Member] | Maximum [Member]
Condensed Financial Information of the Parent Company [Line Items]
Total number of ordinary shares outstanding												37,300,000
Parent [Member] | Initial Public Offering [Member]
Condensed Financial Information of the Parent Company [Line Items]
Total number of ordinary shares outstanding												10,125,000
Streeterville Capital, LLC [Member]
Condensed Financial Information of the Parent Company [Line Items]
Issuance of ordinary share													912,098
Class A Ordinary Shares [Member]
Condensed Financial Information of the Parent Company [Line Items]
Authorized shares	[1]		499,100,000										499,100,000	499,100,000
Ordinary share, par value (in Dollars per share)	[1]		$ 0.001										$ 0.001	$ 0.001
Ordinary share, share issued	[1]		1,771,835										1,771,835	1,400,625
Par value after deduction (in Dollars)	[1]		$ 1,572										$ 1,572	$ 1,401
Authorized share capital (in Dollars)			$ 500,000										$ 500,000
Class A Ordinary Shares [Member] | Mr. Tao Ling [Member]
Condensed Financial Information of the Parent Company [Line Items]
Ownership percentage			13.03%										13.03%
Class A Ordinary Shares [Member] | Mr. Xiaohong Yin [Member]
Condensed Financial Information of the Parent Company [Line Items]
Ownership percentage			6.12%										6.12%
Class A Ordinary Shares [Member] | Ordinary shares [Member]
Condensed Financial Information of the Parent Company [Line Items]
Authorized shares			4,991,000,000										4,991,000,000
Class A Ordinary Shares [Member] | Parent [Member]
Condensed Financial Information of the Parent Company [Line Items]
Ordinary share, par value (in Dollars per share)			$ 0.0001										$ 0.0001
Ordinary share, share issued			15,718,348										15,718,348
Class A Ordinary Shares [Member] | Parent [Member] | Mr. Tao Ling [Member]
Condensed Financial Information of the Parent Company [Line Items]
Ownership percentage			12.14%										12.14%
Class A Ordinary Shares [Member] | Stock Reverse Spilit [Member]
Condensed Financial Information of the Parent Company [Line Items]
Authorized shares			499,100,000										499,100,000
Class B Ordinary Shares [Member]
Condensed Financial Information of the Parent Company [Line Items]
Authorized shares	[1]		800,000										800,000	800,000
Ordinary share, par value (in Dollars per share)	[1]		$ 0.001										$ 0.001	$ 0.001
Ordinary share, share issued	[1]		200,000										200,000	0
Par value after deduction (in Dollars)	[1]		$ 200										$ 200
Class B Ordinary Shares [Member] | Mr. Tao Ling [Member]
Condensed Financial Information of the Parent Company [Line Items]
Ownership percentage			100.00%										100.00%
Class B Ordinary Shares [Member] | Ordinary shares [Member]
Condensed Financial Information of the Parent Company [Line Items]
Authorized shares			8,000,000										8,000,000
Class B Ordinary Shares [Member] | Parent [Member]
Condensed Financial Information of the Parent Company [Line Items]
Ordinary share, par value (in Dollars per share)			$ 0.0001										$ 0.0001
Issuance of ordinary share								2,000,000
Class B Ordinary Shares [Member] | Parent [Member] | Mr. Xiaohong Yin [Member]
Condensed Financial Information of the Parent Company [Line Items]
Ownership percentage			100.00%										100.00%
Class B Ordinary Shares [Member] | Mr. Tao Ling [Member] | Parent [Member]
Condensed Financial Information of the Parent Company [Line Items]
Ordinary share, share issued			2,000,000										2,000,000
Forecast [Member]
Condensed Financial Information of the Parent Company [Line Items]
Ordinary share, par value (in Dollars per share)		$ 0.001
Description of share consolidation ratio		(1)-for-ten (10)
Forecast [Member] | Parent [Member]
Condensed Financial Information of the Parent Company [Line Items]
Ordinary share, par value (in Dollars per share)		$ 0.0001
Preferred stock, par value (in Dollars per share)		$ 0.0001
Forecast [Member] | Preferred Stock [Member]
Condensed Financial Information of the Parent Company [Line Items]
Preferred stock, shares authorized		1,000,000
Forecast [Member] | Class A Ordinary Shares [Member]
Condensed Financial Information of the Parent Company [Line Items]
Authorized shares		4,991,000,000
Ordinary share, par value (in Dollars per share)		$ 0.0001
Authorized share capital (in Dollars)		$ 500,000
Forecast [Member] | Class A Ordinary Shares [Member] | Ordinary shares [Member]
Condensed Financial Information of the Parent Company [Line Items]
Authorized shares		4,991,000,000
Forecast [Member] | Class B Ordinary Shares [Member]
Condensed Financial Information of the Parent Company [Line Items]
Authorized shares		8,000,000
Ordinary share, par value (in Dollars per share)		$ 0.0001
Preferred stock, shares authorized		1,000,000
Preferred stock, par value (in Dollars per share)		$ 0.0001
Forecast [Member] | Class B Ordinary Shares [Member] | Ordinary shares [Member]
Condensed Financial Information of the Parent Company [Line Items]
Authorized shares		8,000,000
Initial Public Offering [Member]
Condensed Financial Information of the Parent Company [Line Items]
Par value after deduction (in Dollars)											$ 388
Initial Public Offering [Member] | Parent [Member]
Condensed Financial Information of the Parent Company [Line Items]
Ordinary share, par value (in Dollars per share)											$ 0.0001
Ordinary share, share issued											506,250
Initial public offering											3,881,250
Net proceeds (in Dollars)											$ 12,409,022
Initial Public Offering [Member]
Condensed Financial Information of the Parent Company [Line Items]
Price per share (in Dollars per share)											$ 4
Private Placement [Member]
Condensed Financial Information of the Parent Company [Line Items]
Price per share (in Dollars per share)									$ 0.35
Issuance of ordinary share													2,800,000
Private Placement [Member] | Ordinary shares [Member]
Condensed Financial Information of the Parent Company [Line Items]
Proceeds private placement of ordinary shares (in Dollars)									$ 980,000
Private Placement [Member] | Parent [Member]
Condensed Financial Information of the Parent Company [Line Items]
Issuance of ordinary share									2,800,000
Purchase price per share (in Dollars per share)									$ 0.35
Proceeds private placement of ordinary shares (in Dollars)									$ 980,000
Private Placement [Member] | Class A Ordinary Shares [Member]
Condensed Financial Information of the Parent Company [Line Items]
Ordinary share, par value (in Dollars per share)			$ 0.001										$ 0.001

[1]	The financial statements give retroactive effect to the December 31, 2024 one-for-ten reverse share split.
[2]	The financial statements give retroactive effect to the December 31, 2024 one-for-ten reverse share split.